MORTGAGE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of mortgage payable [Table Text Block]
	Second Mortgage	Third Mortgage	Fourth Mortgage	Fifth Mortgage	Total
	$	$	$	$	$
Balance, December 31, 2020	2,442,830	-	-	-	2,442,830
New mortgage (refinancing)	(2,446,000)	-	3,500,000	-	1,054,000
Transaction costs	-	(18,345)	(42,778)	-	(61,123)
Finance expense	35,783	104,723	133,878	-	274,384
Repayments	(32,613)	(86,378)	(89,546)	-	(208,537)
Balance, December 31, 2021	-	-	3,501,554	-	3,501,554
New mortgage (refinancing)	-	-	(3,500,000)	3,500,000	-
Transaction costs	-	-	-	(35,000)	(35,000)
Finance expense	-	-	131,154	174,884	306,038
Repayments	-	-	(132,708)	(132,495)	(265,203)
Balance, December 31, 2022	-	-	-	3,507,389	3,507,389